Investment Objectives and Goals - Polen Euro High Yield Bond ETF	Apr. 14, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Polen Euro High Yield Bond ETF (the “Fund”) seeks to generate attractive income and long-term capital appreciation.